Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income
Shareholders' equity included the following components of Accumulated Other Comprehensive Income ("AOCI") as of the dates indicated:

	December 31,
	2013	2012	2011
Fixed maturities, net of OTTI	$3,165.3	$7,863.0	$5,546.8
Equity securities, available-for-sale	47.0	42.2	33.2
Derivatives	134.8	214.4	172.6
DAC/VOBA adjustment on available-for-sale securities	(1,055.0)	(2,783.6)	(2,202.3)
Sales inducements adjustment on available-for-sale securities	(58.1)	(147.4)	(80.3)
Other	(27.7)	(40.5)	(33.2)
Unrealized capital gains (losses), before tax	2,206.3	5,148.1	3,436.8
Deferred income tax asset (liability)	(407.6)	(1,496.8)	(915.1)
Net unrealized capital gains (losses)	1,798.7	3,651.3	2,521.7
Pension and other postretirement benefits liability, net of tax	50.4	59.4	73.3
AOCI	$1,849.1	$3,710.7	$2,595.0

Schedule of Amounts Recognized in Other Comprehensive Income
Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	As of December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(4,628.9)		$1,678.3	(4)	$(2,950.6)
Equity securities	4.8		(0.3)		4.5
Other	12.8		(4.5)		8.3
OTTI	48.0		(16.8)		31.2
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(116.8)		40.9		(75.9)
DAC/VOBA	1,728.6	(1)	(605.0)		1,123.6
Sales inducements	89.3		(31.3)		58.0
Change in unrealized gains/losses on available-for-sale securities	(2,862.2)		1,061.3		(1,800.9)

Derivatives:
Derivatives	(76.9)	(2)	27.0		(49.9)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(2.7)		0.9		(1.8)
Change in unrealized gains/losses on derivatives	(79.6)		27.9		(51.7)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(13.8)	(3)	4.8		(9.0)
Change in pension and other postretirement benefits liability	(13.8)		4.8		(9.0)
Change in Other comprehensive income (loss)	$(2,955.6)		$1,094.0		$(1,861.6)

(1) See Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired for additional information.
(2) See Note 3. Derivative Financial Instruments for additional information.
(3) See Note 13. Employee Benefit Arrangements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $65.6 release of valuation allowance. See Note 15. Income Taxes to these Consolidated Financial Statements for additional information.

	As of December 31, 2012
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$2,653.8		$(907.7)	$1,746.1
Equity securities	9.0		(3.2)	5.8
Other	(7.3)		2.6	(4.7)
OTTI	52.2		(18.3)	33.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(389.8)		132.5	(257.3)
DAC/VOBA	(581.3)	(1)	203.5	(377.8)
Sales inducements	(67.1)		23.5	(43.6)
Change in unrealized gains/losses on available-for-sale securities	1,669.5		(567.1)	1,102.4

Derivatives:
Derivatives	41.8	(2)	(14.6)	27.2
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	41.8		(14.6)	27.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(21.4)	(3)	7.5	(13.9)
Change in pension and other postretirement benefits liability	(21.4)		7.5	(13.9)
Change in Other comprehensive income (loss)	$1,689.9		$(574.2)	$1,115.7
(1) See Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired to the Consolidated Financial Statements for additional information.
(2) See Note 3. Derivative Financial Instruments to the Consolidated Financial Statements for additional information.
(3) See Note 13. Employee Benefit Arrangements to the Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

	As of December 31, 2011
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$2,505.0		$(489.7)	(4)	$2,015.3
Equity securities	(42.4)		14.8		(27.6)
Other	5.6		(2.1)		3.5
OTTI	165.4		(57.9)		107.5
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(47.8)		16.7		(31.1)
DAC/VOBA	(951.3)	(1)	333.0		(618.3)
Sales inducements	15.1		(5.3)		9.8
Change in unrealized gains/losses on available-for-sale securities	1,649.6		(190.5)		1,459.1

Derivatives:
Derivatives	171.2	(2)	(59.9)		111.3
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	171.2		(59.9)		111.3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	78.9	(3)	(27.6)		51.3
Change in pension and other postretirement benefits liability	78.9		(27.6)		51.3
Change in Other comprehensive income (loss)	$1,899.7		$(278.0)		$1,621.7
(1) See Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired to the Consolidated Financial Statements for additional information.
(2) See Note 3. Derivative Financial Instruments to the Consolidated Financial Statements for additional information.
(3) See Note 13. Employee Benefit Arrangements to the Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $387.0 release of valuation allowance. See Note 15. Income Taxes to these Consolidated Financial Statements for additional information.